UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2003
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
           --------------------------------------------------
Address:   535 Madison Avenue  26th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York         11/13/03
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            23
                                               -------------

Form 13F Information Table Value Total:           $390,998
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Column 1      Column 2 Column 3  Column 4  Column 5              Column 6 Column 7 Column 8
      Name of       Title of            Value    Shrs of     SH/  PUT/ Investmen  Other
       Issuer        Class     CUSIP   (x1000)   PRN AMT    PRN   CALL DiscretioManagers  Sole ShareNone

AMLI RESIDENTIAL PPTSH BEN I  001735109 16,040     612,200               Sole             Sole
ALEXANDERS INC.     COM       014752109  7,248      68,700               Sole             Sole
ARCHSTONE-SMITH TRUSCOM       039583109 22,711     860,900               Sole             Sole
ATLANTIC REALTY TRUSCOM       048798102  2,157     176,837               Sole             Sole
AVALONBAY COMMUNITIECOM       053484101 29,568     631,800               Sole             Sole
COUSINS PPTYS INC   COM       222795106  8,059     290,400               Sole             Sole
FAIRMONT HOTELS & RECOM       305204109 16,586     644,100               Sole             Sole
FEDERAL RLTY INVESTMCOM       313747206 12,179     330,400               Sole             Sole
GABLES RESIDENTIAL TSH BEN I  362418105  8,649     267,600               Sole             Sole
POST PROPERTIES INC COM       737464107 48,322   1,774,600               Sole             Sole
PROLOGIS TR         COM       743410102 39,806   1,315,900               Sole             Sole
STRATUS PPTYS INC   COM       863167201  1,488     147,036               Sole             Sole
SUMMIT PROPERTIES INCOM       866239106 28,048   1,234,500               Sole             Sole
AMB PROPERTY CORP   COM      00163T109   9,986     324,100               Sole             Sole
BOCA RESORTS INC    CL A     09688T106   1,862     143,700               Sole             Sole
EQUITY RESIDENTIAL  COM      29476L107  32,378   1,105,800               Sole             Sole
INTERSTATE HOTELS & COM      46088S106   5,618     982,176               Sole             Sole
LA QUINTA CORP      PAIRED   50419U202   3,495     561,000               Sole             Sole
MERISTAR HOSPITALITYCOM      58984Y103   1,416     200,000               Sole             Sole
RECKSON ASSOCIATES RCOM      75621K106  34,196   1,479,700               Sole             Sole
RECKSON ASSOC REALTYCL B     75621K304   4,642     200,500               Sole             Sole
SHURGARD STORAGE CENCOM      82567D104  49,889   1,413,300               Sole             Sole
TRIZEC PROPERTIES INCOM      89687P107   6,657     543,000               Sole             Sole